Guarantor and Non-Guarantor Condensed Consolidating Financial Information - Balance Sheet (Details) - USD ($) $ in Thousands	Mar. 04, 2017	Feb. 27, 2016	Feb. 28, 2015	Mar. 01, 2014
Condensed consolidating balance sheet
Ownership interest (as a percent)	100.00%
Current assets:
Cash and cash equivalents	$ 245,410	$ 124,471	$ 115,899	$ 146,406
Accounts receivable, net	1,771,126	1,601,008
Inventories, net of LIFO reserve	1,789,541	1,734,937
Prepaid expenses and other current assets	211,541	128,144
Current assets held for sale	1,047,670	962,167
Total current assets	5,065,288	4,550,727
Property, plant and equipment, net	1,526,462	1,579,564
Goodwill	1,682,847	1,680,843	43,492
Other intangibles, net	715,406	847,996
Deferred tax assets	1,505,564	1,539,141
Other assets	215,917	208,827
Noncurrent assets held for sale	882,268	869,912
Total assets	11,593,752	11,277,010
Current liabilities:
Current maturities of long-term debt and lease financing obligations	17,709	23,236
Accounts payable	1,613,909	1,542,797
Accrued salaries, wages and other current liabilities	1,340,947	1,393,618
Current liabilities held for sale	32,683	37,244
Total current liabilities	3,005,248	2,996,895
Long-term debt, less current maturities	3,235,888	2,886,993
Lease financing obligations, less current maturities	37,204	41,364
Other noncurrent liabilities	643,950	706,679
Noncurrent liabilities held for sale	4,057,392	4,063,651
Total liabilities	10,979,682	10,695,582
Commitments and contingencies
Total stockholders' equity	614,070	581,428	57,056	$ (2,113,702)
Total liabilities and stockholders' equity	11,593,752	11,277,010
Inventories, LIFO reserve (in dollars)	607,326	635,024
Reportable legal entity | Rite Aid Corporation (Parent Company Only)
Current assets:
Investment in subsidiaries	15,275,488	14,832,523
Total assets	15,275,488	14,832,523
Current liabilities:
Current maturities of long-term debt and lease financing obligations	90	90
Accrued salaries, wages and other current liabilities	66,365	65,743
Total current liabilities	66,455	65,833
Long-term debt, less current maturities	3,235,888	2,886,993
Intercompany payable	7,331,675	7,270,869
Noncurrent liabilities held for sale	4,027,400	4,027,400
Total liabilities	14,661,418	14,251,095
Total stockholders' equity	614,070	581,428
Total liabilities and stockholders' equity	15,275,488	14,832,523
Inventories, LIFO reserve (in dollars)	0	0
Reportable legal entity | Subsidiary Guarantors
Current assets:
Cash and cash equivalents	213,104	90,569	$ 115,899
Accounts receivable, net	1,506,288	1,316,797
Intercompany receivable	215,862	224,220
Inventories, net of LIFO reserve	1,789,541	1,734,937
Prepaid expenses and other current assets	203,033	121,684
Current assets held for sale	1,047,670	962,167
Total current assets	4,975,498	4,450,374
Property, plant and equipment, net	1,526,462	1,579,564
Goodwill	1,682,847	1,680,843
Other intangibles, net	661,778	792,068
Deferred tax assets	1,505,564	1,539,141
Investment in subsidiaries	50,004	57,167
Intercompany receivable	7,331,675	7,270,869
Other assets	215,917	202,758
Noncurrent assets held for sale	882,268	869,912
Total assets	18,832,013	18,442,696
Current liabilities:
Current maturities of long-term debt and lease financing obligations	17,619	23,146
Accounts payable	1,609,025	1,541,984
Accrued salaries, wages and other current liabilities	1,207,240	1,240,442
Current liabilities held for sale	32,683	37,244
Total current liabilities	2,866,567	2,842,816
Lease financing obligations, less current maturities	37,204	41,364
Other noncurrent liabilities	622,762	689,742
Noncurrent liabilities held for sale	29,992	36,251
Total liabilities	3,556,525	3,610,173
Total stockholders' equity	15,275,488	14,832,523
Total liabilities and stockholders' equity	18,832,013	18,442,696
Inventories, LIFO reserve (in dollars)	607,326	635,024
Reportable legal entity | Non-Guarantor Subsidiaries
Current assets:
Cash and cash equivalents	32,306	33,902
Accounts receivable, net	264,838	284,211
Prepaid expenses and other current assets	8,508	6,460
Total current assets	305,652	324,573
Other intangibles, net	53,628	55,928
Other assets		6,069
Total assets	359,280	386,570
Current liabilities:
Accounts payable	4,884	813
Intercompany payable	215,862	224,220
Accrued salaries, wages and other current liabilities	67,342	87,433
Total current liabilities	288,088	312,466
Other noncurrent liabilities	21,188	16,937
Total liabilities	309,276	329,403
Total stockholders' equity	50,004	57,167
Total liabilities and stockholders' equity	359,280	386,570
Inventories, LIFO reserve (in dollars)	0	0
Eliminations
Current assets:
Intercompany receivable	(215,862)	(224,220)
Total current assets	(215,862)	(224,220)
Investment in subsidiaries	(15,325,492)	(14,889,690)
Intercompany receivable	(7,331,675)	(7,270,869)
Total assets	(22,873,029)	(22,384,779)
Current liabilities:
Intercompany payable	(215,862)	(224,220)
Total current liabilities	(215,862)	(224,220)
Intercompany payable	(7,331,675)	(7,270,869)
Total liabilities	(7,547,537)	(7,495,089)
Total stockholders' equity	(15,325,492)	(14,889,690)
Total liabilities and stockholders' equity	(22,873,029)	(22,384,779)
Inventories, LIFO reserve (in dollars)	$ 0	$ 0